SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Disclosure of share capital
The share capital of the Company as at June 30, 2022 and December 31, 2021 comprises the following:

	June 30, 2022		December 31, 2021
	Number of shares	Value	Number of shares	Value
Issued
Class A exchangeable shares	10,877,989	$532	10,877,989	$535
Class B shares	24,000	1	24,000	1
Class C shares	34,815,014	1,413	23,544,548	963
Class A Junior Preferred shares	98,351,547	2,459	—	—
Share capital		$4,405		$1,499